UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07634

Name of Fund: BlackRock Corporate High Yield Fund, Inc. (COY)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Donald C. Burke, Chief Executive
      Officer, BlackRock Corporate High Yield Fund, Inc., 800 Scudders Mill Road, Plainsboro, NJ 08536. Mailing address: P.O. Box 9011, Princeton, NJ 08543-9011

Registrant's telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 05/31/2008

Date of reporting period: 12/01/2007 - 02/29/2008

Item 1 - Schedule of Investments

BlackRock Corporate High Yield Fund, Inc.
Schedule of Investments as of February 29, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

                                   Par
Industry                         (000)  Corporate Bonds                                                                   Value
-----------------------------------------------------------------------------------------------------------------------------------
Aerospace & Defense - 4.8%  $    1,817  Alliant Techsystems, Inc., 2.75% due 9/15/2011 (a)(b)                         $   2,271,250
                                 1,325  DRS Technologies, Inc., 6.875% due 11/01/2013                                     1,298,500
                                   925  Esterline Technologies Corp., 7.75% due 6/15/2013                                   936,562
                                   595  Hawker Beechcraft Acquisitions Co. LLC, 8.875%
                                        due 4/01/2015 (c)                                                                   584,688
                                 1,350  L-3 Communications Corp., 7.625% due 6/15/2012                                    1,383,750
                                 1,525  L-3 Communications Corp., 5.875% due 1/15/2015                                    1,483,062
                                 1,280  L-3 Communications Corp., 3% due 8/01/2035 (a)(b)                                 1,584,000
                                 1,275  L-3 Communications Corp. Series B, 6.375%
                                        due 10/15/2015                                                                    1,265,437
                                   440  TransDigm, Inc., 7.75% due 7/15/2014                                                437,800
                                 1,323  Vought Aircraft Industries, Inc., 8% due 7/15/2011                                1,225,429
                                                                                                                      -------------
                                                                                                                         12,470,478
-----------------------------------------------------------------------------------------------------------------------------------
Airlines - 0.4%                    842  Continental Airlines, Inc. Series 1997-4-B, 6.90% due 7/02/2018 (d)                 787,402
                                    33  Continental Airlines, Inc. Series 1998-1-C, 0.015% due 9/15/2009 (d)                 33,020
                                   307  Continental Airlines, Inc. Series 2001-1-C, 7.033% due 12/15/2012 (d)               291,807
                                                                                                                      -------------
                                                                                                                          1,112,229
-----------------------------------------------------------------------------------------------------------------------------------
Auto Components - 1.5%             270  Allison Transmission, 11% due 11/01/2015 (b)                                        230,850
                                 1,980  Allison Transmission, 11.25% due 11/01/2015 (b)(c)                                1,567,969
                                   260  The Goodyear Tire & Rubber Co., 7.857% due 8/15/2011                                263,250
                                   627  The Goodyear Tire & Rubber Co., 8.625%
                                        due 12/01/2011                                                                      652,080
                                 1,215  Lear Corp., 8.75% due 12/01/2016                                                  1,047,937
                                                                                                                      -------------
                                                                                                                          3,762,086
-----------------------------------------------------------------------------------------------------------------------------------
Automobiles - 0.4%                 710  Ford Capital BV, 9.50% due 6/01/2010                                                667,400
                                   600  Ford Motor Co., 8.90% due 1/15/2032                                                 456,000
                                                                                                                      -------------
                                                                                                                          1,123,400
-----------------------------------------------------------------------------------------------------------------------------------
Biotechnology - 0.4%             1,310  Angiotech Pharmaceuticals, Inc., 6.826% due 12/01/2013 (e)                        1,034,900
-----------------------------------------------------------------------------------------------------------------------------------
Building Products - 0.7%           500  Masonite International Corp., 11% due 4/06/2015                                     345,000
                                 1,820  Momentive Performance Materials, Inc., 11.50%
                                        due 12/01/2016                                                                    1,392,300
                                                                                                                      -------------
                                                                                                                          1,737,300
-----------------------------------------------------------------------------------------------------------------------------------
Capital Markets - 1.1%           1,420  E*Trade Financial Corp., 12.50% due 11/30/2017 (b)                                1,352,550
                                 1,004  Marsico Parent Co., LLC, 10.625% due 1/15/2016 (b)                                  903,600
                                   344  Marsico Parent Holdco, LLC, 12.50%
                                        due 7/15/2016 (b)(c)                                                                310,520
                                   229  Marsico Parent Superholdco, LLC, 14.50%
                                        due 1/15/2018 (b)(c)                                                                217,161
                                                                                                                      -------------
                                                                                                                          2,783,831
-----------------------------------------------------------------------------------------------------------------------------------
Chemicals - 2.3%                   800  American Pacific Corp., 9% due 2/01/2015                                            776,000
                                   600  Hexion U.S. Finance Corp., 7.565% due 11/15/2014 (e)                                537,000
                                   500  Hexion U.S. Finance Corp., 9.75% due 11/15/2014                                     517,500
                                   395  Ineos Group Holdings Plc, 8.50% due 2/15/2016 (b)                                   296,250
                                   740  Innophos, Inc., 8.875% due 8/15/2014                                                721,500
                                   425  Key Plastics LLC, 11.75% due 3/15/2013 (b)                                          318,750
                                 1,595  MacDermid, Inc., 9.50% due 4/15/2017 (b)                                          1,403,600
                                   430  NOVA Chemicals Corp., 7.863% due 11/15/2013 (e)                                     365,500
                                   780  Nalco Finance Holdings, Inc., 10.041%
                                        due 2/01/2014 (f)                                                                   702,000

BlackRock Corporate High Yield Fund, Inc.
Schedule of Investments as of February 29, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

                                   Par
Industry                         (000)  Corporate Bonds                                                                   Value
-----------------------------------------------------------------------------------------------------------------------------------
                            $      265  Terra Capital, Inc. Series B, 7% due 2/01/2017                                $     260,363
                                                                                                                      -------------
                                                                                                                          5,898,463
-----------------------------------------------------------------------------------------------------------------------------------
Commercial Services &              575  ARAMARK Corp., 8.50% due 2/01/2015                                                  566,375
Supplies - 4.8%                    435  Ashtead Capital, Inc., 9% due 8/15/2016 (b)                                         358,875
                                 2,800  Corrections Corp. of America, 7.50% due 5/01/2011                                 2,856,000
                                   339  DI Finance Series B, 9.50% due 2/15/2013                                            351,713
                                 1,295  PNA Intermediate Holding Corp., 10.065%
                                        due 2/15/2013 (b)(c)(e)                                                           1,144,968
                                   200  Sally Holdings LLC, 9.25% due 11/15/2014                                            193,500
                                   693  Sally Holdings LLC, 10.50% due 11/15/2016                                           630,630
                                   700  US Investigations Services, Inc., 10.50%
                                        due 11/01/2015 (b)                                                                  581,000
                                 2,800  Waste Services, Inc., 9.50% due 4/15/2014                                         2,653,000
                                   700  West Corp., 9.50% due 10/15/2014                                                    612,500
                                 2,720  West Corp., 11% due 10/15/2016                                                    2,278,000
                                   325  The Yankee Candle Company, Inc., 9.75% due 2/15/2017                                263,250
                                                                                                                      -------------
                                                                                                                         12,489,811
-----------------------------------------------------------------------------------------------------------------------------------
Communications Equipment -       1,650  Dycom Industries, Inc., 8.125% due 10/15/2015                                     1,551,000
1.4%                             2,340  Nortel Networks Ltd., 8.508% due 7/15/2011 (e)                                    2,024,100
                                                                                                                      -------------
                                                                                                                          3,575,100
-----------------------------------------------------------------------------------------------------------------------------------
Computers &                        650  Viasystems, Inc., 10.50% due 1/15/2011                                              630,500
Peripherals - 0.2%
-----------------------------------------------------------------------------------------------------------------------------------
Construction Materials -           925  Texas Industries, Inc., 7.25% due 7/15/2013                                         883,375
0.3%
-----------------------------------------------------------------------------------------------------------------------------------
Containers & Packaging -         1,780  Berry Plastics Holding Corp., 8.866% due 9/15/2014 (e)                            1,406,200
4.4%                             1,280  Berry Plastics Holding Corp., 8.875% due 9/15/2014                                1,129,600
                                 1,000  Graphic Packaging International Corp., 8.50%
                                        due 8/15/2011                                                                       965,000
                                   590  Graphic Packaging International Corp., 9.50%
                                        due 8/15/2013                                                                       556,075
                                   390  Impress Holdings BV, 7.383% due 9/15/2013 (b)(e)                                    327,600
                                   925  Owens-Brockway Glass Container, Inc., 8.25%
                                        due 5/15/2013                                                                       957,375
                                 1,255  Packaging Dynamics Finance Corp., 10%                                               991,450
                                        due 5/01/2016 (b)
                                 1,130  Pregis Corp., 12.375% due 10/15/2013                                              1,130,000
                                 1,875  Rock-Tenn Co., 8.20% due 8/15/2011                                                1,912,500
                                 2,220  Smurfit-Stone Container Enterprises, Inc., 8%
                                        due 3/15/2017                                                                     1,964,700
                                                                                                                      -------------
                                                                                                                         11,340,500
-----------------------------------------------------------------------------------------------------------------------------------
Diversified Consumer             2,800  Service Corp. International, 7% due 6/15/2017                                     2,779,000
Services - 1.1%
-----------------------------------------------------------------------------------------------------------------------------------
Diversified Financial              385  Ford Motor Credit Co. LLC, 7.127% due 1/13/2012 (e)                                 302,970
Services - 1.4%                    200  Ford Motor Credit Co. LLC, 7.80% due 6/01/2012                                      172,450
                                   550  GMAC LLC, 7.25% due 3/02/2011                                                       464,192
                                   920  GMAC LLC, 6.75% due 12/01/2014                                                      692,951
                                   985  GMAC LLC, 8% due 11/01/2031                                                         744,652
                                 1,250  Leucadia National Corp., 8.125% due 9/15/2015                                     1,259,375
                                                                                                                      -------------
                                                                                                                          3,636,590
-----------------------------------------------------------------------------------------------------------------------------------
Diversified                      2,240  Qwest Communications International, Inc., 7.50% due 2/15/2014                     2,178,400
Telecommunication                1,350  Qwest Corp., 8.241% due 6/15/2013 (e)                                             1,299,375
Services - 2.6%                    500  Qwest Corp., 7.625% due 6/15/2015                                                   496,250

BlackRock Corporate High Yield Fund, Inc.
Schedule of Investments as of February 29, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

                                   Par
Industry                         (000)  Corporate Bonds                                                                   Value
-----------------------------------------------------------------------------------------------------------------------------------
                           $    2,800  Windstream Corp., 8.125% due 8/01/2013                                        $   2,793,000
                                                                                                                      -------------
                                                                                                                          6,767,025
-----------------------------------------------------------------------------------------------------------------------------------
Electric Utilities - 1.6%        1,775  Edison Mission Energy, 7.50% due 6/15/2013                                        1,819,375
                                   390  NSG Holdings LLC, 7.75% due 12/15/2025 (b)(d)                                       377,812
                                 1,847  Tenaska Alabama Partners LP, 7%
                                        due 6/30/2021 (b)(d)                                                              1,812,608
                                                                                                                      -------------
                                                                                                                          4,009,795
-----------------------------------------------------------------------------------------------------------------------------------
Electrical Equipment -             925  Coleman Cable, Inc., 9.875% due 10/01/2012                                          814,000
0.4%                               187  UCAR Finance, Inc., 10.25% due 2/15/2012                                            193,078
                                                                                                                      -------------
                                                                                                                          1,007,078
-----------------------------------------------------------------------------------------------------------------------------------
Electronic Equipment &           1,255  NXP BV, 7.008% due 10/15/2013 (e)                                                 1,013,412
Instruments - 0.9%                 160  Sanmina-SCI Corp., 6.75% due 3/01/2013                                              139,200
                                 1,305  Sanmina-SCI Corp., 8.125% due 3/01/2016                                           1,161,450
                                                                                                                      -------------
                                                                                                                          2,314,062
-----------------------------------------------------------------------------------------------------------------------------------
Energy Equipment &                 195  Compagnie Generale de Geophysique-Veritas, 7.50% due 5/15/2015                      195,975
Services - 2.0%                    300  Compagnie Generale de Geophysique-Veritas, 7.75% due 5/15/2017                      302,250
                                   680  North American Energy Partners, Inc., 8.75%
                                        due 12/01/2011                                                                      669,800
                                 1,800  Ocean RIG ASA, 8.681% due 4/04/2011 (e)                                           1,764,000
                                 2,480  SemGroup LP, 8.75% due 11/15/2015 (b)                                             2,306,400
                                                                                                                      -------------
                                                                                                                          5,238,425
-----------------------------------------------------------------------------------------------------------------------------------
Food & Staples Retailing -         750  AmeriQual Group LLC, 9.50% due 4/01/2012 (b)                                        502,500
1.5%                             1,850  National Beef Packing Co. LLC, 10.50% due 8/01/2011                               1,628,000
                                 1,880  Rite Aid Corp., 7.50% due 3/01/2017                                               1,645,000
                                                                                                                      -------------
                                                                                                                          3,775,500
-----------------------------------------------------------------------------------------------------------------------------------
Food Products - 1.1%             2,812  Del Monte Corp., 8.625% due 12/15/2012                                            2,854,180
-----------------------------------------------------------------------------------------------------------------------------------
Gas Utilities - 0.5%             1,250  El Paso Performance-Linked Trust, 7.75%
                                        due 7/15/2011 (b)                                                                 1,296,654
-----------------------------------------------------------------------------------------------------------------------------------
Health Care Equipment &          4,900  ReAble Therapeutics Finance LLC, 10.875%
Supplies - 1.8%                         due 11/15/2014 (b)                                                                4,630,500
-----------------------------------------------------------------------------------------------------------------------------------
Health Care Providers &            960  Accellent, Inc., 10.50% due 12/01/2013                                              758,400
Services - 4.7%                    320  Community Health Systems, Inc. Series WI, 8.875% due 7/15/2015                      314,000
                                   675  Omnicare, Inc., 6.75% due 12/15/2013                                                600,750
                                   760  Omnicare, Inc. Series OCR, 3.25% due 12/15/2035 (a)                                 518,700
                                 4,010  Tenet Healthcare Corp., 6.50% due 6/01/2012                                       3,468,650
                                 2,800  US Oncology, Inc., 9% due 8/15/2012                                               2,786,000
                                 1,460  United Surgical Partners International, Inc., 8.875% due 5/01/2017                1,372,400
                                   290  Universal Hospital Services, Inc., 8.288%
                                        due 6/01/2015 (e)                                                                   272,600
                                   310  Universal Hospital Services, Inc., 8.50%
                                        due 6/01/2015 (c)                                                                   303,305
                                 1,875  Vanguard Health Holding Co. II, LLC, 9%
                                        due 10/01/2014                                                                    1,790,625
                                                                                                                      -------------
                                                                                                                         12,185,430
-----------------------------------------------------------------------------------------------------------------------------------
Hotels, Restaurants &            1,330  American Real Estate Partners LP, 7.125% due 2/15/2013                            1,263,500
Leisure - 8.0%                   1,275  Caesars Entertainment, Inc., 7.875% due 3/15/2010                                 1,192,125
                                   735  French Lick Resorts & Casino LLC, 10.75%
                                        due 4/15/2014 (b)                                                                   444,675

BlackRock Corporate High Yield Fund, Inc.
Schedule of Investments as of February 29, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

                                   Par
Industry                         (000)  Corporate Bonds                                                                   Value
-----------------------------------------------------------------------------------------------------------------------------------
                            $      225  Galaxy Entertainment Finance Co. Ltd., 9.829%
                                        due 12/15/2010 (b)(e)                                                         $     223,875
                                   500  Galaxy Entertainment Finance Co. Ltd., 9.875%
                                        due 12/15/2012 (b)                                                                  497,500
                                 1,860  Great Canadian Gaming Corp., 7.25% due 2/15/2015 (b)                              1,757,700
                                   555  Greektown Holdings, LLC, 10.75% due 12/01/2013 (b)                                  524,475
                                 3,050  Harrah's Operating Co., Inc., 10.75%
                                        due 2/01/2018 (b)(c)                                                              2,430,034
                                 1,425  Inn of the Mountain Gods Resort & Casino, 12%
                                        due 11/15/2010                                                                    1,403,625
                                   225  Landry's Restaurants, Inc., 9.50% due 12/15/2014                                    217,125
                                 1,175  Little Traverse Bay Bands of Odawa Indians, 10.25% due 2/15/2014 (b)              1,176,469
                                 1,875  Penn National Gaming, Inc., 6.875% due 12/01/2011                                 1,781,250
                                 1,260  Pinnacle Entertainment, Inc., 7.50% due 6/15/2015 (b)                               970,200
                                   925  San Pasqual Casino, 8% due 9/15/2013 (b)                                            851,000
                                   300  Shingle Springs Tribal Gaming Authority, 9.375% due 6/15/2015 (b)                   267,000
                                   450  Station Casinos, Inc., 6.50% due 2/01/2014                                          300,375
                                 1,525  Station Casinos, Inc., 7.75% due 8/15/2016                                        1,269,563
                                    95  Station Casinos, Inc., 6.625% due 3/15/2018                                          58,188
                                   345  Travelport LLC, 7.701% due 9/01/2014 (e)                                            276,000
                                 1,215  Tropicana Entertainment LLC Series WI, 9.625%
                                        due 12/15/2014                                                                      583,200
                                 1,575  Universal City Florida Holding Co. I, 7.989%
                                        due 5/01/2010 (e)                                                                 1,513,969
                                   805  Virgin River Casino Corp., 9% due 1/15/2012                                         627,900
                                 1,100  Wynn Las Vegas LLC, 6.625% due 12/01/2014                                         1,056,000
                                                                                                                      -------------
                                                                                                                         20,685,748
-----------------------------------------------------------------------------------------------------------------------------------
Household Durables - 0.9%        1,500  American Greetings Corp., 7.375% due 6/01/2016                                    1,481,250
                                   900  Jarden Corp., 7.50% due 5/01/2017                                                   788,625
                                                                                                                      -------------
                                                                                                                          2,269,875
-----------------------------------------------------------------------------------------------------------------------------------
IT Services - 1.8%               2,320  First Data Corp., 9.875% due 9/24/2015 (b)                                        2,012,600
                                 2,225  SunGard Data Systems, Inc., 9.125% due 8/15/2013                                  2,241,687
                                   469  SunGard Data Systems, Inc., 10.25% due 8/15/2015                                    466,655
                                                                                                                      -------------
                                                                                                                          4,720,942
-----------------------------------------------------------------------------------------------------------------------------------
Independent Power                1,216  The AES Corp., 8.75% due 5/15/2013 (b)                                            1,270,720
Producers & Energy Traders       2,800  Energy Future Holding Corp., 11.25%
- 3.3%                                  due 11/01/2017 (b)(c)                                                             2,665,279
                                 1,525  NRG Energy, Inc., 7.25% due 2/01/2014                                             1,488,781
                                 1,375  NRG Energy, Inc., 7.375% due 2/01/2016                                            1,325,156
                                   985  Texas Competitive Electric Holdings Co. LLC, 10.25% due 11/01/2015 (b)              960,375
                                   900  Texas Competitive Electric Holdings Co. LLC, 10.50% due 11/01/2016 (b)(c)           845,714
                                                                                                                      -------------
                                                                                                                          8,556,025
-----------------------------------------------------------------------------------------------------------------------------------
Insurance - 0.7%                 1,600  Alliant Holdings I, Inc., 11% due 5/01/2015 (b)                                   1,392,000
                                   630  USI Holdings Corp., 6.94% due 11/15/2014 (b)(e)                                     492,188
                                                                                                                      -------------
                                                                                                                          1,884,188
-----------------------------------------------------------------------------------------------------------------------------------
Leisure Equipment &              1,600  Quiksilver, Inc., 6.875% due 4/15/2015                                            1,264,000
Products - 0.5%
-----------------------------------------------------------------------------------------------------------------------------------
Machinery - 1.6%                 1,200  AGY Holding Corp., 11% due 11/15/2014 (b)                                         1,110,000
                                   515  Accuride Corp., 8.50% due 2/01/2015                                                 401,700

BlackRock Corporate High Yield Fund, Inc.
Schedule of Investments as of February 29, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

                                   Par
Industry                         (000)  Corporate Bonds                                                                   Value
-----------------------------------------------------------------------------------------------------------------------------------
                            $      525  RBS Global, Inc., 8.875% due 9/01/2016                                        $     446,250
                                 2,090  Terex Corp., 8% due 11/15/2017                                                    2,079,550
                                                                                                                      -------------
                                                                                                                          4,037,500
-----------------------------------------------------------------------------------------------------------------------------------
Marine - 1.1%                      539  Navios Maritime Holdings, Inc., 9.50%
                                        due 12/15/2014 (b)                                                                  518,787
                                 2,175  Teekay Shipping Corp., 8.875% due 7/15/2011                                       2,316,375
                                                                                                                      -------------
                                                                                                                          2,835,162
-----------------------------------------------------------------------------------------------------------------------------------
Media - 16.2%                    1,255  Affinion Group, Inc., 11.50% due 10/15/2015                                       1,154,600
                                 1,700  Allbritton Communications Co., 7.75% due 12/15/2012                               1,691,500
                                   225  American Media Operations, Inc. Series B, 10.25% due 5/01/2009                      154,125
                                     8  American Media Operations, Inc. Series B, 10.25% due 5/01/2009 (b)                    5,604
                                 1,090  Barrington Broadcasting Group LLC, 10.50%
                                        due 8/15/2014                                                                       986,450
                                   480  Bonten Media Acquisition Co., 9% due 6/01/2015 (b)(c)                               349,731
                                 1,875  CMP Susquehanna Corp., 9.875% due 5/15/2014                                       1,239,844
                                 2,125  CSC Holdings, Inc. Series B, 7.625% due 4/01/2011                                 2,111,719
                                   490  Cablevision Systems Corp. Series B, 9.644%
                                        due 4/01/2009 (e)                                                                   490,000
                                   425  Cablevision Systems Corp. Series B, 8% due 4/15/2012                                409,062
                                 1,475  Cadmus Communications Corp., 8.375% due 6/15/2014                                 1,180,000
                                 5,170  Charter Communications Holdings I, LLC, 11%
                                        due 10/01/2015                                                                    3,580,300
                                 2,160  Charter Communications Holdings II, LLC, 10.25% due 9/15/2010                     1,976,400
                                 1,294  Dex Media West LLC, 9.875% due 8/15/2013                                          1,086,960
                                 1,080  Echostar DBS Corp., 7.125% due 2/01/2016                                          1,061,100
                                   330  Harland Clarke Holdings Corp., 7.815%
                                        due 5/15/2015 (e)                                                                   213,675
                                   390  Harland Clarke Holdings Corp., 9.50% due 5/15/2015                                  288,600
                                 1,880  Idearc, Inc., 8% due 11/15/2016                                                   1,109,200
                                 1,030  Intelsat Corp., 9% due 6/15/2016                                                  1,030,000
                                 1,845  Intelsat Subsidiary Holding Co. Ltd., 8.625%
                                        due 1/15/2015                                                                     1,845,000
                                 1,023  Liberty Media Corp., 0.75% due 3/30/2023 (a)                                      1,051,133
                                 2,250  Mediacom LLC, 9.50% due 1/15/2013                                                 1,968,750
                                    20  Network Communications, Inc., 10.75% due 12/01/2013                                  17,600
                                 2,800  Nielsen Finance LLC, 10% due 8/01/2014                                            2,702,000
                                 1,051  PanAmSat Corp., 9% due 8/15/2014                                                  1,051,000
                                 2,800  Paxson Communications Corp., 7.508%
                                        due 1/15/2012 (b)(e)                                                              2,324,000
                                   773  ProtoStar I Ltd., 12.50% due 10/15/2012 (a)(b)(e)                                   811,183
                                   700  R.H. Donnelley Corp., 8.875% due 10/15/2017 (b)                                     409,500
                                 1,300  R.H. Donnelley Corp. Series A-2, 6.875% due 1/15/2013                               767,000
                                   655  R.H. Donnelley Corp. Series A-3, 8.875% due 1/15/2016                               389,725
                                 1,166  Rainbow National Services LLC, 10.375%
                                        due 9/01/2014 (b)                                                                 1,241,790
                                 2,425  Salem Communications Corp., 7.75% due 12/15/2010                                  2,388,625
                                   450  Sirius Satellite Radio, Inc., 9.625% due 8/01/2013                                  371,250
                                 3,750  TL Acquisitions, Inc., 10.50% due 1/15/2015 (b)                                   3,337,500

BlackRock Corporate High Yield Fund, Inc.
Schedule of Investments as of February 29, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

                                   Par
Industry                         (000)  Corporate Bonds                                                                   Value
-----------------------------------------------------------------------------------------------------------------------------------
                            $      673  Windstream Regatta Holdings, Inc., 11%
                                        due 12/01/2017 (b)                                                            $     524,940
                                   830  Young Broadcasting, Inc., 10% due 3/01/2011                                         572,700
                                                                                                                      -------------
                                                                                                                         41,892,566
-----------------------------------------------------------------------------------------------------------------------------------
Metals & Mining - 5.5%           2,340  Aleris International, Inc., 9% due 12/15/2014 (c)                                 1,703,708
                                   190  Blaze Recycling & Metals LLC, 10.875%
                                        due 7/15/2012 (b)                                                                   165,300
                                   500  FMG Finance Property Ltd., 10% due 9/01/2013 (b)                                    542,500
                                 1,210  FMG Finance Property Ltd., 10.625% due 9/01/2016 (b)                              1,373,350
                                 1,850  Foundation PA Coal Co., 7.25% due 8/01/2014                                       1,831,500
                                 2,320  Freeport-McMoRan Copper & Gold, Inc., 8.394% due 4/01/2015 (e)                    2,230,100
                                 2,360  Freeport-McMoRan Copper & Gold, Inc., 8.375% due 4/01/2017                        2,501,600
                                   982  Indalex Holding Corp. Series B, 11.50% due 2/01/2014                                775,780
                                 1,875  Novelis, Inc., 7.25% due 2/15/2015                                                1,687,500
                                   380  Ryerson, Inc., 10.614% due 11/01/2014 (b)(e)                                        351,500
                                   630  Ryerson, Inc., 12% due 11/01/2015 (b)                                               592,200
                                   490  Steel Dynamics, Inc., 7.375% due 11/01/2012 (b)                                     496,125
                                                                                                                      -------------
                                                                                                                         14,251,163
-----------------------------------------------------------------------------------------------------------------------------------
Multi-Utilities - 0.6%           1,232  CenterPoint Energy, Inc. Series B, 3.75% due 5/15/2023 (a)                        1,621,620
-----------------------------------------------------------------------------------------------------------------------------------
Multiline Retail - 0.5%          1,375  Neiman Marcus Group, Inc., 9% due 10/15/2015 (c)                                  1,365,484
-----------------------------------------------------------------------------------------------------------------------------------
Oil, Gas & Consumable              500  Atlas Energy Resources LLC, 10.75% due 2/01/2018 (b)                                510,000
Fuels - 5.6%                       470  Berry Petroleum Co., 8.25% due 11/01/2016                                           478,225
                                 1,450  Chaparral Energy, Inc., 8.50% due 12/01/2015                                      1,232,500
                                 1,505  Compton Petroleum Finance Corp., 7.625%
                                        due 12/01/2013                                                                    1,399,650
                                   650  Copano Energy LLC, 8.125% due 3/01/2016                                             663,000
                                 2,414  Corral Finans AB, 5.758% due 4/15/2010 (b)(c)                                     2,173,189
                                 2,600  EXCO Resources, Inc., 7.25% due 1/15/2011                                         2,502,500
                                 1,850  Encore Acquisition Co., 6.25% due 4/15/2014                                       1,720,500
                                 1,140  Forest Oil Corp., 7.25% due 6/15/2019 (b)                                         1,148,550
                                   350  KCS Energy, Inc., 7.125% due 4/01/2012                                              330,750
                                 1,600  OPTI Canada, Inc., 8.25% due 12/15/2014 (b)                                       1,580,000
                                   705  Sabine Pass LNG LP, 7.50% due 11/30/2016                                            690,900
                                                                                                                      -------------
                                                                                                                         14,429,764
-----------------------------------------------------------------------------------------------------------------------------------
Paper & Forest Products -        1,875  Abitibi-Consolidated, Inc., 6.30% due 6/15/2011 (e)                                 975,000
4.7%                               485  Abitibi-Consolidated, Inc., 6% due 6/20/2013                                        249,775
                                   175  Abitibi-Consolidated, Inc., 8.85% due 8/01/2030                                      84,000
                                   740  Ainsworth Lumber Co. Ltd., 8.58% due 10/01/2010 (e)                                 532,800
                                   785  Bowater Canada Finance Corp., 7.95% due 11/15/2011                                  514,175
                                 2,625  Bowater, Inc., 5.80% due 3/15/2010 (e)                                            1,903,125
                                 2,575  Domtar Corp., 7.125% due 8/15/2015                                                2,420,500
                                 2,170  NewPage Corp., 10% due 5/01/2012 (b)                                              2,175,425
                                 1,105  NewPage Corp., 12% due 5/01/2013                                                  1,088,425
                                   825  Norske Skog Canada Ltd. Series D, 8.625%
                                        due 6/15/2011                                                                       690,937
                                 1,695  Verso Paper Holdings LLC Series B, 9.125%
                                        due 8/01/2014                                                                     1,597,538
                                                                                                                      -------------
                                                                                                                         12,231,700
-----------------------------------------------------------------------------------------------------------------------------------
Personal Products - 0.5%         1,375  Chattem, Inc., 7% due 3/01/2014                                                   1,354,375
-----------------------------------------------------------------------------------------------------------------------------------

BlackRock Corporate High Yield Fund, Inc.
Schedule of Investments as of February 29, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

                                   Par
Industry                         (000)  Corporate Bonds                                                                   Value
-----------------------------------------------------------------------------------------------------------------------------------
Pharmaceuticals - 0.9%      $    1,875  Elan Finance Plc, 7.065% due 11/15/2011 (e)                                   $   1,720,312
                                   900  PTS Acquisition Corp., 9.50% due 4/15/2015 (b)(c)                                   733,500
                                                                                                                      -------------
                                                                                                                          2,453,812
-----------------------------------------------------------------------------------------------------------------------------------
Real Estate Investment           1,075  FelCor Lodging LP, 8.50% due 6/01/2011                                            1,077,687
Trusts (REITs) - 0.4%
-----------------------------------------------------------------------------------------------------------------------------------
Real Estate Management &         2,825  Forest City Enterprises, Inc., 7.625% due 6/01/2015                               2,655,500
Development - 2.3%               1,410  Realogy Corp., 10.50% due 4/15/2014                                               1,001,100
                                 2,230  Realogy Corp., 11% due 4/15/2014 (c)                                              1,427,200
                                 1,490  Realogy Corp., 12.375% due 4/15/2015                                                789,700
                                                                                                                      -------------
                                                                                                                          5,873,500
-----------------------------------------------------------------------------------------------------------------------------------
Road & Rail - 1.0%               2,600  Avis Budget Car Rental LLC, 5.565% due 5/15/2014 (e)                              2,093,000
                                   575  Avis Budget Car Rental LLC, 7.625% due 5/15/2014                                    500,250
                                                                                                                      -------------
                                                                                                                          2,593,250
-----------------------------------------------------------------------------------------------------------------------------------
Semiconductors &                   260  Amkor Technology, Inc., 7.75% due 5/15/2013                                         241,800
Semiconductor Equipment -        1,180  Amkor Technology, Inc., 9.25% due 6/01/2016                                       1,146,818
1.4%                             1,785  Freescale Semiconductor, Inc., 6.675%
                                        due 12/15/2014 (c)                                                                1,356,600
                                 1,135  Spansion, Inc., 6.201% due 6/01/2013 (b)(e)                                         828,550
                                                                                                                      -------------
                                                                                                                          3,573,768
-----------------------------------------------------------------------------------------------------------------------------------
Software - 0.2%                    632  BMS Holdings, Inc., 12.40% due 2/15/2012 (b)(c)(e)                                  457,573
-----------------------------------------------------------------------------------------------------------------------------------
Specialty Retail - 3.7%            330  Asbury Automotive Group, Inc., 7.625% due 3/15/2017                                 260,700
                                 2,675  AutoNation, Inc., 6.258% due 4/15/2013 (e)                                        2,193,500
                                   725  AutoNation, Inc., 7% due 4/15/2014                                                  659,750
                                   290  Beverages & More, Inc., 9.25% due 3/01/2012 (b)                                     272,600
                                 1,640  General Nutrition Centers, Inc., 7.199%
                                        due 3/15/2014 (c)(e)                                                              1,307,900
                                 1,330  General Nutrition Centers, Inc., 10.75% due 3/15/2015                             1,080,625
                                   840  Group 1 Automotive, Inc., 2.25% due 6/15/2036 (a)(g)                                546,000
                                 1,560  Michaels Stores, Inc., 10% due 11/01/2014                                         1,363,050
                                 1,090  Michaels Stores, Inc., 11.375% due 11/01/2016                                       901,975
                                 1,030  United Auto Group, Inc., 7.75% due 12/15/2016                                       880,650
                                                                                                                      -------------
                                                                                                                          9,466,750
-----------------------------------------------------------------------------------------------------------------------------------
Textiles, Apparel & Luxury       1,875  Levi Strauss & Co., 8.875% due 4/01/2016                                          1,785,937
Goods - 0.7%
-----------------------------------------------------------------------------------------------------------------------------------
Wireless Telecommunication       1,525  Centennial Cellular Operating Co. LLC, 10.125%
Services - 5.7%                         due 6/15/2013                                                                     1,540,250
                                 1,280  Centennial Communications Corp., 10.479%
                                        due 1/01/2013 (e)                                                                 1,177,600
                                 1,285  Cricket Communications, Inc., 9.375%
                                        due 11/01/2014 (b)                                                                1,143,650
                                   790  Digicel Group Ltd., 8.875% due 1/15/2015 (b)                                        691,250
                                 1,911  Digicel Group Ltd., 9.125% due 1/15/2015 (b)(c)                                   1,630,222
                                   600  FiberTower Corp., 9% due 11/15/2012 (a)                                             525,750
                                   580  iPCS, Inc., 5.364% due 5/01/2013 (e)                                                464,000
                                 2,810  MetroPCS Wireless, Inc., 9.25% due 11/01/2014                                     2,472,800
                                 2,250  Nordic Telephone Co. Holdings ApS, 8.875%
                                        due 5/01/2016 (b)                                                                 2,216,250
                                   265  Orascom Telecom Finance SCA, 7.875%
                                        due 2/08/2014 (b)                                                                   247,430
                                 2,425  Rural Cellular Corp., 8.25% due 3/15/2012                                         2,497,750
                                                                                                                      -------------
                                                                                                                         14,606,952
-----------------------------------------------------------------------------------------------------------------------------------
                                        Total Corporate Bonds                                                           284,625,553
                                        (Cost - $314,164,271) - 110.1%
-----------------------------------------------------------------------------------------------------------------------------------

BlackRock Corporate High Yield Fund, Inc.
Schedule of Investments as of February 29, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

                                   Par
Industry                         (000)  Floating Rate Loan Interests (h)                                                  Value
-----------------------------------------------------------------------------------------------------------------------------------
Auto Components - 0.1%      $      250  Allison Transmission Term Loan B, 5.75% due 8/07/2014                         $     220,070
-----------------------------------------------------------------------------------------------------------------------------------
Capital Markets - 0.2%             500  Marsico Parent Company, LLC Term Loan B,
                                        3.813% - 7.438% due 11/14/2014                                                      480,000
-----------------------------------------------------------------------------------------------------------------------------------
Chemicals - 0.3%                 2,650  Wellman, Inc. Second Lien Term Loan, 9.989%
                                        due 2/10/2010                                                                       839,168
-----------------------------------------------------------------------------------------------------------------------------------
Containers & Packaging -           834  Berry Plastics Corp. Term Loan B, 11.646%
0.2%                                    due 6/15/2014                                                                       584,029
-----------------------------------------------------------------------------------------------------------------------------------
Health Care Providers &          1,472  Rotech Healthcare, Inc. Term Loan B, 10.832% due 9/26/2011                        1,280,617
Services - 0.5%
-----------------------------------------------------------------------------------------------------------------------------------
Hotels, Restaurants &            2,387  Travelport, Inc. Term Loan, 10.095% due 3/22/2012                                 1,784,514
Leisure - 0.7%
-----------------------------------------------------------------------------------------------------------------------------------
Household Products - 0.2%           23  Spectrum Brands, Inc. Letter of Credit, 2.994%
                                        due 4/15/2013                                                                        20,871
                                   466  Spectrum Brands, Inc. Term Loan B-1,
                                        7.065% - 8.62% due 4/15/2013                                                        416,485
                                                                                                                      -------------
                                                                                                                            437,356
-----------------------------------------------------------------------------------------------------------------------------------
IT Services - 0.7%               2,000  Alliance Data Systems Term Loan, 8.058%
                                        due 12/15/2014                                                                    1,860,000
-----------------------------------------------------------------------------------------------------------------------------------
Independent Power                  499  TXU Corp. Term Loan B-2, 6.478% - 6.596%
Producers & Energy Traders              due 10/14/2029                                                                      454,901
- 1.4%                           3,491  TXU Corp. Term Loan B-3, 6.478% - 6.596%
                                        due 10/10/2014                                                                    3,182,990
                                                                                                                      -------------
                                                                                                                          3,637,891
-----------------------------------------------------------------------------------------------------------------------------------
Machinery - 0.1%                   363  Rexnord Corp. Payment In Kind Term Loan, 12.131% due 3/02/2013                      253,802
-----------------------------------------------------------------------------------------------------------------------------------
Media - 4.1%                       400  Affinion Group, Inc. Term Loan, 9.267% due 3/01/2012                                328,000
                                 2,500  Catalina Marketing Group Term Loan, 8.479%
                                        due 10/09/2015                                                                    2,175,000
                                   333  Education Media and Publishing First Lien Term Loan, 9.141% due 5/15/2009           318,750
                                 2,417  Education Media and Publishing First Lien Term Loan B, 9.141% due 11/14/2014      2,175,000
                                 5,500  Education Media and Publishing Second Lien Term Loan, 13.641% due 11/14/2014      4,785,000
                                 1,000  New Vision First Lien Term Loan, 11.63%
                                        due 10/26/2014                                                                      840,000
                                                                                                                      -------------
                                                                                                                         10,621,750
-----------------------------------------------------------------------------------------------------------------------------------
Oil, Gas & Consumable            1,000  SandRidge Energy, Inc. Term Loan, 8.625%
Fuels - 0.4%                            due 3/01/2015                                                                       965,000
-----------------------------------------------------------------------------------------------------------------------------------
Paper & Forest Products -          500  NewPage Corp. Tem Loan B, 8.688% due 12/07/2014                                     484,792
0.8%                             1,790  Verso Paper Holdings LLC Term Loan B, 9.489%
                                        due 2/01/2013                                                                     1,584,150
                                                                                                                      -------------
                                                                                                                          2,068,942
-----------------------------------------------------------------------------------------------------------------------------------
Specialty Retail - 0.2%            696  Michaels Stores, Inc. Term Loan B, 5.4375% - 6%
                                        due 10/31/2013                                                                      597,859
-----------------------------------------------------------------------------------------------------------------------------------
                                        Total Floating Rate Loan Interests
                                        (Cost - $30,125,269) - 9.9%                                                      25,630,998
-----------------------------------------------------------------------------------------------------------------------------------

                                Shares  Common Stocks (i)
-----------------------------------------------------------------------------------------------------------------------------------
Capital Markets - 0.1%          68,734  E*Trade Financial Corp.                                                             293,494
-----------------------------------------------------------------------------------------------------------------------------------
Communications Equipment -      77,483  Loral Space & Communications Ltd.                                                 1,879,738
0.7%
-----------------------------------------------------------------------------------------------------------------------------------
Containers & Packaging -         3,634  Smurfit Kappa Plc                                                                    52,238
0.0%
-----------------------------------------------------------------------------------------------------------------------------------
Electrical Equipment -          67,974  Medis Technologies Ltd.                                                             736,158
0.3%
-----------------------------------------------------------------------------------------------------------------------------------

BlackRock Corporate High Yield Fund, Inc.
Schedule of Investments as of February 29, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Industry                        Shares  Common Stocks (i)                                                                 Value
-----------------------------------------------------------------------------------------------------------------------------------
Paper & Forest Products -      189,496  Western Forest Products, Inc.                                                 $     315,747
0.1%
-----------------------------------------------------------------------------------------------------------------------------------
Semiconductors &                79,631  Cypress Semiconductor Corp.                                                       1,731,178
Semiconductor Equipment -
0.7%
-----------------------------------------------------------------------------------------------------------------------------------
                                        Total Common Stocks (Cost - $8,212,630) - 1.9%                                    5,008,553
-----------------------------------------------------------------------------------------------------------------------------------
                                        Preferred Stocks
-----------------------------------------------------------------------------------------------------------------------------------
Capital Markets - 0.0%              67  Marsico Parent Superholdco, LLC, 16.75% (b)                                          66,933
-----------------------------------------------------------------------------------------------------------------------------------
Diversified Financial           15,000  Citigroup, Inc. Series T, 6.50% (a)                                                 746,250
Services - 0.3%
-----------------------------------------------------------------------------------------------------------------------------------
Oil, Gas & Consumable              163  EXCO Resources, Inc., 7% (a)                                                        440,000
Fuels - 0.9%                        40  EXCO Resources, Inc., 11%                                                         1,793,000
                                                                                                                      -------------
                                                                                                                          2,233,000
-----------------------------------------------------------------------------------------------------------------------------------
                                        Total Preferred Stocks (Cost - $2,843,172) - 1.2%                                 3,046,183
-----------------------------------------------------------------------------------------------------------------------------------
                                        Warrants (j)
-----------------------------------------------------------------------------------------------------------------------------------
Health Care Providers &         29,930  HealthSouth Corp. (expires 1/16/2014)                                                 7,483
Services - 0.0%
-----------------------------------------------------------------------------------------------------------------------------------
Wireless Telecommunication         800  American Tower Corp. (expires 8/01/2008)                                            432,000
Services - 0.2%
-----------------------------------------------------------------------------------------------------------------------------------
                                        Total Warrants (Cost - $52,048) - 0.2%                                              439,483
-----------------------------------------------------------------------------------------------------------------------------------

                            Beneficial
                              Interest
                                 (000)  Other Interests (k)
-----------------------------------------------------------------------------------------------------------------------------------
Media - 0.0%                $      700  Adelphia Escrow                                                                          70
                                   878  Adelphia Recovery Trust                                                               3,512
-----------------------------------------------------------------------------------------------------------------------------------
                                        Total Other Interests (Cost - $2,870) - 0.0%                                          3,582
-----------------------------------------------------------------------------------------------------------------------------------
                                        Short-Term Securities
-----------------------------------------------------------------------------------------------------------------------------------
                                 1,771  BlackRock Liquidity Series, LLC
                                        Cash Sweep Series, 3.76% (l)(m)                                                   1,771,256
-----------------------------------------------------------------------------------------------------------------------------------
                                        Total Short-Term Securities
                                        (Cost - $1,771,256) - 0.7%                                                        1,771,256
-----------------------------------------------------------------------------------------------------------------------------------

                             Contracts  Options Purchased
-----------------------------------------------------------------------------------------------------------------------------------
Call Options Purchased -            17  Marsico Parent Superholdco LLC, expiring December 2009 at USD 942.86 (n)             29,750
0.0%
-----------------------------------------------------------------------------------------------------------------------------------
                                        Total Options Purchased
                                        (Premiums Paid - $16,622) - 0.0%                                                     29,750
-----------------------------------------------------------------------------------------------------------------------------------
                                        Total Investments (Cost - $357,188,138*) - 124.0%                               320,555,358

                                        Liabilities in Excess of Other Assets - (24.0%)                                 (62,023,202)
                                                                                                                      -------------
                                        Net Assets - 100.0%                                                           $ 258,532,156
                                                                                                                      =============

* The cost and unrealized appreciation (depreciation) of investments as of February 29, 2008, as computed for federal income tax purposes, were as follows:
      Aggregate cost                                              $ 357,573,115
                                                                  =============
      Gross unrealized appreciation                               $   2,517,615
      Gross unrealized depreciation                                 (39,535,372)
                                                                  -------------
      Net unrealized depreciation                                 $ (37,017,757)
                                                                  =============
(a)   Convertible security.
(b) The security may be offered and sold to "qualified institutional buyers" under Rule 144A of the Securities Act of 1933.
(c) Represents a pay-in-kind security which may pay interest/dividends in additional face/shares.
(d)   Subject to principal paydowns.
(e)   Floating rate security.
(f) Represents a step bond; the interest rate shown reflects the effective yield at the time of purchase.
(g)   Represents a step bond.

BlackRock Corporate High Yield Fund, Inc.
Schedule of Investments as of February 29, 2008 (Unaudited)

(h) Floating rate loan interests in which the Fund invests generally pay interest at rates that are periodically determined by reference to a base lending rate plus a premium. The base lending rates are generally (i) the lending rate offered by one or more major European banks, such as LIBOR (London InterBank Offered Rate), (ii) the prime rate offered by one or more major U.S. banks or (iii) the certificate of deposit rate.
(i)   Non-income producing security.
(j) Warrants entitle the Fund to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date.
(k) Other interests represent beneficial interest in liquidation trusts and other reorganization entities and are non-income producing.
(l) Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:
      --------------------------------------------------------------------------
                                                              Net
                                                           Activity     Interest
      Affiliate                                              (000)       Income
      --------------------------------------------------------------------------
      BlackRock Liquidity Series, LLC Cash Sweep Series      $343       $129,686
      --------------------------------------------------------------------------
(m)   Represents the current yield as of February 29, 2008.
(n)   Illiquid security.
o For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report which may combine industry sub-classifications for reporting ease.
o     Swaps outstanding as of February 29, 2008 were as follows:

      -------------------------------------------------------------------------------------------
                                                                 Notional
                                                                  Amount              Unrealized
                                                                  (000)              Depreciation
      -------------------------------------------------------------------------------------------
      Sold credit default protection on Ford Motor Company
      and receive 3.80%

      Broker, JPMorgan Chase
      Expires March 2010                                           $    3,000         $ (312,492)

      Sold credit default protection on Ford Motor Company and receive 3.80%

      Broker, UBS Warburg
      Expires March 2010                                           $      930            (96,873)

      Sold credit default protection on Ford Motor Company and receive 5.00%

      Broker, Goldman Sachs & Co.
      Expires June 2010                                            $    3,750           (341,160)
      -------------------------------------------------------------------------------------------
      Total                                                                           $ (750,525)
                                                                                      ===========

Item 2 -    Controls and Procedures

2(a) - The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 -    Exhibits

Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Corporate High Yield Fund, Inc.


By: /s/ Donald C. Burke
    --------------------------------
    Donald C. Burke
    Chief Executive Officer of
    BlackRock Corporate High Yield Fund, Inc.

Date: April 23, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Donald C. Burke
    --------------------------------
    Donald C. Burke
    Chief Executive Officer (principal executive officer) of
    BlackRock Corporate High Yield Fund, Inc.

Date: April 23, 2008


By: /s/ Neal J. Andrews
    --------------------------------
    Neal J. Andrews
    Chief Financial Officer (principal financial officer) of
    BlackRock Corporate High Yield Fund, Inc.

Date: April 23, 2008